HAND & HAND

a professional corporation

24 Calle de la Luna

San Clemente, California 92673

(9490 489-2400

facsmile (949) 489-0034

jehu@jehu.com

September 21, 2010

H. Christopher Owings

Securities & Exchange Commission

450 Fifth Street, N.W., Mail Stop 0304

Washington, DC 20549

Re:

Pacific Land and Coffee Corporation (the “Company”)

Revised Preliminary Schedule 14C

Filed July 28, 2010

Form 10-K for the Fiscal Year Ended March 31, 2010

Filed July 28, 2010

File No. 000-30595

Dear Mr. Owings:

Your comments are reproduced below together with our response.

Revised Preliminary Schedule 14C

General

1.

As previously requested, please provide a written statement from the Company acknowledging that:

•

the company is responsible for the adequacy and accuracy of the disclosure in the filing;

•

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

the company may not assert comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Complied.

2.

We note your revisions and responses to prior comments five and eight, however, it does not appear that you have made consistent revisions throughout your information statement.  For example, you continue to refer an "increase in the number of authorized shares of Common Stock" under "Vote Required" and you refer to an authorized capitalization of 50,000,000 s hares of Common Stock under "Outstanding Shares and Voting Rights" even though your response indicates you are not planning to increase your authorized shares.  You also refer to "stockholders who currently hold fewer than three shares" under "Effective Date," even though your stock split applies to holders of fewer than 20 shares.  Please revise as previously requested.

Complied.

Form 10-K for the Fiscal Year Ended March 31, 2010

Controls and Procedures, page 9

3.

It does not appear that you have provided your managements' annual report on internal control over financial reporting.  Please revise your disclosure in accordance with Item 307T of Regulation S-K.  In this regard, we note that you did not include this disclosure for your Form 10-K for the Fiscal Year Ended March 31, 2009.  Please revise and re-file that Form 10-K as well.

The Form 10-Ks will be amended and refiled.

Very truly yours,

/s/ Jehu Hand

Jehu Hand

JH:kp